U.S. GLOBAL INVESTORS FUNDS

Global MegaTrends Fund Institutional Class Shares

SUPPLEMENT DATED JANUARY 1, 2011

TO THE PROSPECTUS DATED MARCH 1, 2010

Effective January 1, 2011, Mr. Romeo Dator will no longer serve as a portfolio manager for the Global MegaTrends Fund.  He will be replaced with Mr. Evan Smith and Mr. Brian Hicks.  The Fund Management section of the prospectus (page 3) should be replaced with the following:

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes, Mr. John Derrick, Mr. Jack Dzierwa, Mr. Evan Smith, and Mr. Brian Hicks. Mr. Holmes has served as Chief Executive Officer of the fund since 1996 and Chief Investment Officer of the fund since 1999; Mr. Derrick has served as a portfolio manager of the fund since 2007; Mr. Dzierwa has served as a portfolio manager of the fund since 2009; Mr. Smith has served as a portfolio manager of the fund since 2011; and Mr. Hicks has served as a portfolio manager of the fund since 2011.

The first paragraph of the Portfolio Managers section of the prospectus (page 16) should be replaced with the following:

PORTFOLIO MANAGERS

The Global MegaTrends Fund is managed by a team consisting of Mr. Holmes, Mr. Derrick, Mr. Smith, Mr. Hicks, and Mr. Dzierwa. Mr. Holmes has served as Chief Executive Officer of the Adviser since 1989 and Chief Investment Officer since 1999. Mr. Derrick has served as a portfolio manager of the Adviser since 1999, Mr. Smith and Mr. Hicks have served as portfolio managers of the Adviser since 2004. Mr. Dzierwa has served as a portfolio manager of the Adviser since 2009. Prior to that he was a Global Strategist with ITI from January 2009 through June 2009, a Global Strategist with the Adviser from August 2007 through January 2009, an Independent Financial Analyst from September 2005 through August 2007, and a Director with ING Financial Markets, London from April 2004 through August 2005.

U.S. GLOBAL INVESTORS FUNDS

STATEMENT OF ADDITIONAL INFORMATION

INSTITUTIONAL CLASS SHARES

SUPPLEMENT DATED JANUARY 1, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010

The following information should be added to the Portfolio Managers section (page 25) of the Statement of Additional Information for Mr. Evan Smith and Mr. Brian Hicks:

PORTFOLIO MANAGER EVAN SMITH

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES IN THE
NAME OF FUND	FUND HELD AS OF 12/31/2010
Global MegaTrends Fund	$1-$10,000

PORTFOLIO MANAGER BRIAN HICKS

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES IN THE
NAME OF FUND	FUND HELD AS OF 12/31/2010
Global MegaTrends Fund	$1-$10,000

All information concerning Romeo Dator should be deleted.